Offerings	Apr. 16, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) subscription rights to purchase common stock, preferred stock or debt securities of the registrant (d) debt securities, (e) warrants to purchase common stock, preferred stock or debt securities of the registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock, preferred stock and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $100,000,000. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $100,000,000 after the date hereof. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. (3) Includes rights to acquire common stock of the Company under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (4) Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of common stock that are issued upon conversion of debt securities or upon exercise of warrants registered hereunder. The aggregate maximum offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $100,000,000. (5) The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act. (6) The Registrant previously filed a Registration Statement on Form S-3 with the Securities and Exchange Commission on July 15, 2022 (File No. 333-266159), which was declared effective on July 22, 2022 (the "Prior Registration Statement"), that registered an aggregate of $100,000,000 of an indeterminate number of securities to be offered by the Registrant from time to time. Of the $100,000,000 of securities registered on the Prior Registration Statement, for which the Registrant paid a filing fee of $9,270. In connection therewith, $95,200,000 of the securities remain unsold, leaving $8,825.04 in previously paid fees available for future offset (calculated at the fee rate in effect on the filing date of the Prior Registration Statement). In accordance with Rule 457(p) under the Securities Act, the Registrant is using $8,825.04 of the unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, a registration fee of $4,984.96 is due to be paid at this time. Concurrently with the effectiveness of this registration statement, any offering of unsold securities pursuant to the Prior Registration Statement is hereby terminated.